Debt due within one year - Disclosure of debt due within one year (Details) $ in Millions, $ in Millions	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2016 USD ($)
Disclosure of detailed information about borrowings [line items]
Total long-term debt due within one year	$ (1,106)		$ (1,307)
Total debt due within one year	$ 5,178		4,887
Notes payable | Weighted average
Disclosure of detailed information about borrowings [line items]
WEIGHTED AVERAGE INTEREST RATE	1.16%	1.16%
Loans secured by trade receivables | Weighted average
Disclosure of detailed information about borrowings [line items]
WEIGHTED AVERAGE INTEREST RATE	2.11%	2.11%
Long-term debt due within one year | Weighted average
Disclosure of detailed information about borrowings [line items]
WEIGHTED AVERAGE INTEREST RATE	4.38%	4.38%
Unsecured committed term credit facility | Weighted average
Disclosure of detailed information about borrowings [line items]
WEIGHTED AVERAGE INTEREST RATE
Finance leases | Weighted average
Disclosure of detailed information about borrowings [line items]
WEIGHTED AVERAGE INTEREST RATE	6.64%	6.64%
Gross carrying amount | Notes payable
Disclosure of detailed information about borrowings [line items]
Current borrowings	$ 3,151		2,649
Gross carrying amount | Loans secured by trade receivables
Disclosure of detailed information about borrowings [line items]
Current borrowings	921		931
Gross carrying amount | Long-term debt due within one year
Disclosure of detailed information about borrowings [line items]
Total long-term debt due within one year	(1,106)		(835)
Gross carrying amount | Unsecured committed term credit facility
Disclosure of detailed information about borrowings [line items]
Total long-term debt due within one year	0		(479)
Gross carrying amount | Commercial paper
Disclosure of detailed information about borrowings [line items]
Current borrowings	3,116	$ 2,484	2,612	$ 1,945
Gross carrying amount | Finance leases
Disclosure of detailed information about borrowings [line items]
Total long-term debt due within one year	(445)		(435)
Net unamortized discount
Disclosure of detailed information about borrowings [line items]
Total long-term debt due within one year	0		(1)
Unamortized debt issuance costs
Disclosure of detailed information about borrowings [line items]
Total long-term debt due within one year	$ 0		$ (6)